UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of September 30, 2006 (Unaudited)

Eaton Vance Balanced Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2006, the Fund owned approximately 76.0% of Capital Growth Portfolio’s outstanding interests, approximately 61.9% of Investment Grade Income Portfolio’s outstanding interests and approximately 1.6% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2006 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $62,947,883)	$78,190,369	38.8%
Investment Grade Income Portfolio (identified cost, $63,631,750)	$64,557,897	32.1%
Large-Cap Value Portfolio (identified cost, $41,724,581)	$58,860,705	29.2%
Total Investments — 100.1% (identified cost, $168,304,214)	$201,608,971	100.1%
Other Assets, Less Liabilities — (0.1%)	$(245,269)	(0.1)%
Net Assets — 100%	$201,363,702	100.0%

Eaton Vance Emerging Markets Fund as of September 30, 2006 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $153,277,446 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Airlines — 2.4%
Thai Airways International Public Company, Ltd.	2,889,900	$3,633,039
		$3,633,039
Auto Components — 2.6%
Hyundai Mobis	38,810	3,980,592
		$3,980,592
Automobiles — 4.1%
Denway Motors, Ltd.	8,422,000	3,045,310
Hyundai Motor Co.	37,040	3,166,988
		$6,212,298
Chemicals — 4.9%
Makhteshim-Agan Industries, Ltd.	612,703	3,020,672
Nan Ya Plastics Corp.	3,217,343	4,498,893
		$7,519,565
Commercial Banks — 14.2%
Banco do Brasil S.A.	181,400	3,975,593
Grupo Financiero Banorte DA de C.V.	1,894,500	5,927,014
Kookmin Bank	50,150	3,926,514
Krung Thai Bank Public Company, Ltd.	10,223,000	3,127,963
Malayan Banking Berhad	1,062,600	3,226,985
Woori Finance Holdings Co., Ltd.	74,420	1,568,031
		$21,752,100
Computer Peripherals — 3.7%
Acer, Inc.	1,609,560	2,723,453
Asustek Computer, Inc.	1,276,000	2,996,275
		$5,719,728
Construction & Engineering — 2.3%
Daelim Industrial Co.	51,580	3,505,619
		$3,505,619
Construction Materials — 2.2%
Siam Cement Public Company, Ltd.	487,300	3,312,040
		$3,312,040
Diversified Telecommunication Services — 6.6%
Chunghwa Telecom Co., Ltd.	2,504,100	4,176,486
KT Corp.	68,220	2,940,801
Telekomunikacja Polska S.A.	482,000	3,056,287
		$10,173,574

1

Electric Utilities — 5.7%
Enersis S.A.	15,028,186	$3,978,995
Enersis S.A. ADR	50,000	660,000
RAO Unified Energy System GDR	56,716	4,140,268
		$8,779,263
Energy Equipment & Services — 2.9%
Tenaris S.A. ADR	124,927	4,419,917
		$4,419,917
Food & Staples Retailing — 3.5%
Wal-Mart de Mexico S.A.	1,597,000	5,430,417
		$5,430,417
Household Durables — 4.7%
Corporacion GEO S.A. (1)	799,000	3,359,814
Steinhoff International Holdings, Ltd.	1,202,000	3,878,958
		$7,238,772
Household Products — 2.3%
Kimberly-Clark de Mexico S.A. de C.V.	851,600	3,445,501
		$3,445,501
Industrial Conglomerates — 4.1%
Barloworld, Ltd.	182,184	3,034,412
Sime Darby Berhad	1,986,600	3,231,488
		$6,265,900
Insurance — 5.0%
Cathay Financial Holding Co., Ltd.	1,715,241	3,437,747
Samsung Fire & Marine Insurance Co., Ltd.	27,890	4,285,313
		$7,723,060
Metals & Mining — 7.6%
AngloGold Ashanti, Ltd.	93,700	3,528,647
Cia Siderurgica Nacional S.A. ADR	52,900	1,384,541
Gold Fields, Ltd.	137,500	2,439,233
POSCO	16,770	4,364,636
		$11,717,057
Oil, Gas & Consumable Fuels — 11.4%
China Petroleum and Chemical Corp.	5,632,000	3,490,270
CNOOC, Ltd.	4,158,000	3,461,053
Lukoil Oil., ADR	41,566	3,167,329
OAO Gazprom ADR	74,100	3,208,530
PTT Public Company, Ltd.	729,800	4,194,141
		$17,521,323

2

Semiconductors & Semiconductor Equipment — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,470,061	$4,458,107
		$4,458,107
Wireless Telecommunication Services — 1.0%
Reliance Communications, Ltd. (1)(2)	206,500	1,496,782
		$1,496,782
Total Common Stocks (identified cost $113,746,264)		$144,304,656

Preferred Stocks — 2.5%

Security	Shares	Value
Electric Utilities — 2.5%
Cia Energetica de Minas Gerais	96,860,000	$3,812,384
		$3,812,384
Total Preferred Stocks (identified cost $2,307,307)		$3,812,384
Total Investments — 96.6% (identified cost $116,053,571)		$148,117,038
Other Assets, Less Liabilities — 3.4%		$5,160,674
Net Assets — 100.0%		$153,277,712

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $1,496,782 or 1.0% of the Portfolio’s net assets.

3

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Republic of Korea	18.1%	$27,738,494
Taiwan	14.5%	22,290,961
Mexico	11.8%	18,162,746
Thailand	9.3%	14,267,183
South Africa	8.4%	12,881,250
Russia	6.9%	10,516,127
China	6.5%	9,996,633
Brazil	6.0%	9,172,518
Malaysia	4.2%	6,458,473
Chile	3.0%	4,638,995
Argentina	2.9%	4,419,917
Poland	2.0%	3,056,287
Israel	2.0%	3,020,672
India	1.0%	1,496,782
	96.60%	$148,117,038

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$116,053,571
Gross unrealized appreciation	$36,189,587
Gross unrealized depreciation	(4,126,118)
Net unrealized appreciation	$32,063,469

The net unrealized depreciation on foreign currency is $5,979.

4

Eaton Vance Greater India Fund as of September 30, 2006 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $825,279,824 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio                                                                                                                     as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value
India — 91.0%
Airlines — 1.8%
Jet Airways (India) Ltd.	1,055,160	$14,864,749
		$14,864,749
Auto Components — 0.5%
Motor Industries Co. Ltd.	62,234	4,456,521
		$4,456,521
Automobiles — 12.4%
Bajaj Auto Ltd.	628,749	40,982,382
Mahindra and Mahindra Ltd.	1,600,552	23,701,226
Maruti Udyog Ltd.	1,777,480	37,909,726
		$102,593,334
Chemicals — 2.3%
United Phosphorus Ltd.	3,614,461	19,214,879
		$19,214,879
Commercial Banks — 4.0%
HDFC Bank Ltd.	1,227,380	24,671,071
Union Bank of India Ltd.	2,752,900	8,178,229
		$32,849,300
Construction & Engineering — 3.6%
Jaiprakash Associates Ltd.	2,848,341	29,475,312
		$29,475,312
Construction Materials — 2.4%
Ultra Tech Cement Ltd.	1,007,409	19,557,886
		$19,557,886
Diversified Financial Services — 3.2%
Financial Technologies (India) Ltd.	708,272	26,609,846
		$26,609,846
Electrical Equipment — 4.5%
ABB Ltd.	131,500	8,372,416
Bharat Heavy Electricals Ltd.	554,368	28,896,841
		$37,269,257
Gas Utilities — 0.7%
Indraprastha Gas Ltd.	2,285,600	5,831,443
		$5,831,443
Household Products — 3.8%
Hindustan Lever Ltd.	5,574,796	31,236,967
		$31,236,967

1

Industrial Conglomerates — 4.1%
Siemens India Ltd.	1,170,415	$27,349,673
Sintex Industries Ltd.	1,669,420	6,644,721
		$33,994,394
IT Services — 15.3%
Infosys Technologies Ltd.	1,166,002	46,950,575
Satyam Computer Services Ltd.	2,120,266	37,749,575
Tata Consultancy Services Ltd.	1,846,800	41,087,767
		$125,787,917
Metals & Mining — 1.8%
Sterlite Industries (India) Ltd.	1,547,019	14,713,735
		$14,713,735
Oil, Gas & Consumable Fuels — 10.9%
Bharat Petroleum Corp. Ltd. (1)	2,666,986	21,272,008
Oil and Natural Gas Corp. Ltd.	1,389,603	35,363,642
Reliance Industries Ltd.	1,313,340	33,481,065
		$90,116,715
Personal Products — 2.7%
Colgate-Palmolive (India) Ltd.	2,823,173	22,580,989
		$22,580,989
Pharmaceuticals — 7.0%
Dr. Reddy’s Laboratories Ltd.	1,880,290	29,931,301
Sun Pharmaceutical Industries Ltd.	1,361,187	27,619,416
		$57,550,717
Road & Rail — 1.4%
Container Corporation of India Ltd.	316,100	11,606,384
		$11,606,384
Software — 4.7%
I-Flex Solutions Ltd.	1,241,241	38,826,266
		$38,826,266
Tobacco — 3.9%
ITC Ltd.	7,884,460	32,210,367
		$32,210,367
Total India (identified cost $622,980,975)		$751,346,978

2

Sri Lanka — 0.9%

Wireless Telecommunication Services — 0.9%
Dialog Telekom Ltd.	34,948,800	$7,325,910
		$7,325,910
Total Sri Lanka (identified cost $5,816,955)		$7,325,910
Total Common Stocks (identified cost $628,797,930)		$758,672,888
Total Investments — 91.9% (identified cost $628,797,930)		$758,672,888
Other Assets, Less Liabilities — 8.1%		$66,607,443
Net Assets — 100.0%		$825,280,331

(1)	Non-income producing security.

Top Ten Holdings (Unaudited)

		Percentage of
Company	Industry Sector	Net Assets	Value
Infosys Technologies Ltd.	IT Services	5.7%	$46,950,575
Tata Consultancy Services Ltd.	IT Services	5.0	41,087,767
Bajaj Auto Ltd.	Automobiles	5.0	40,982,382
I-Flex Solutions Ltd.	Software	4.7	38,826,266
Maruti Udyog Ltd.	Automobiles	4.6	37,909,726
Satyam Computer Services Ltd.	IT Services	4.6	37,749,575
Oil and Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	4.3	35,363,642
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	4.1	33,481,065
ITC Ltd.	Tobacco	3.9	32,210,367
Hindustan Lever Ltd.	Household Products	3.8	31,236,967
		45.7%	$375,798,332

3

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)

	Percentage of
Company	Net Assets	Value
IT Services	15.3%	$125,787,917
Automobiles	12.4	102,593,334
Oil, Gas & Consumable Fuels	10.9	90,116,715
Pharmaceuticals	7.0	57,550,717
Software	4.7	38,826,266
Electrical Equipment	4.5	37,269,257
Industrial Conglomerates	4.1	33,994,394
Commercial Banks	4.0	32,849,300
Tobacco	3.9	32,210,367
Household Products	3.8	31,236,967
	70.6%	$582,435,234

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, are as follows:

Aggregate cost	$628,826,683
Gross unrealized appreciation	$141,194,293
Gross unrealized depreciation	(11,348,088)
Net unrealized appreciation	$129,846,205

The net unrealized depreciation on foreign currency at September 30, 2006 on a federal income tax basis was $32,836.

4

Eaton Vance Institutional Short Term Income Fund                                                           as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 10.7%

	Principal
	Amount
Security	(000’s omitted)	Value
AMXCA, Series 2003-1, Class A, 5.44%, 9/15/10 (1)	$1,000	$1,002,112
BALL, Series 2004-BBA4, Class A1, 5.45%, 6/15/18 (1)	51	50,853
BALL, Series 2005-BBA6, Class A2, 5.50%, 1/15/19 (1)	4,000	4,004,247
BOIT, Series 2003-B1, Class B-1, 5.70%, 12/15/10 (1)	1,000	1,004,679
CARAT, Series 2004-1, Class A4, 2.64%, 11/17/08	1,550	1,524,178
CCCIT, Series 2003-A4, Class A4, 5.46%, 3/20/09 (1)	2,100	2,102,282
CHAMT, Series 2004-1B, Class B, 5.53%, 5/15/09 (1)	1,000	1,000,627
JPMCC, Series 2006-FL1A, Class A1A, 5.42%, 2/15/20 (1)	4,918	4,921,641
MBNAS, Series 2003-A3, Class A3, 5.45%, 8/16/10 (1)	2,100	2,104,920
Total Asset Backed Securities (identified cost, $17,684,378)		$17,715,539

Auction-Rate Certificates — 6.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Connecticut State, 5.30%, 5/1/12 (1)	$1,075	$1,075,000
New Hampshire Higher Education Loan Corp., 5.34%, 12/1/40 (1)	2,925	2,925,000
Pennsylvania Higher Education Assistance Agency, 5.329%, 5/1/46 (1)	6,700	6,700,000
Total Auction-Rate Securities (at amortized cost, $10,700,000)		$10,700,000

Commercial Paper — 53.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Banking and Finance — 53.8%
American General Finance Corp., ECN, 5.30%, 10/16/06 (2)	$16,000	$15,964,667
Barton Capital Corp., 5.26%, 10/4/06 (2)	9,961	9,956,634
HSBC Finance Corp., 5.25%, 10/12/06	16,000	15,974,333
Kittyhawk Funding Corp., 5.26%, 10/20/06 (2)	4,300	4,288,063
New York Life Capital Corp., 5.24%, 10/11/06 (2)	4,000	3,994,178
Old Line Funding, LLC, 5.27%, 10/11/06 (2)	6,700	6,690,192
Ranger Funding Co., LLC, 5.27%, 10/16/06 (2)	14,000	13,969,258
Sheffield Receivables Corp., 5.26%, 10/17/06 (2)	11,002	10,976,280
Yorktown Capital, LLC, 5.26%, 10/13/06 (2)	7,700	7,686,499
Total Commercial Paper (at amortized cost, $89,500,104)		$89,500,104

1

Corporate Bonds — 9.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Investment Services — 8.6%
American Honda Finance Corp., 5.468%, 9/27/07 (1)	$2,425	$2,429,096
Bear Stearns Co., Inc., 5.667%, 1/16/07 (1)	2,500	2,501,728
Caterpillar Financial Service Corp., 5.464%, 2/11/08 (1)	2,425	2,429,804
HSBC Bank USA, 5.41%, 12/14/06 (1)	2,000	2,000,464
Lehman Brothers Inc., 7.375%, 1/15/07	2,000	2,010,348
Merrill Lynch and Co., Inc., 5.70%, 2/5/10 (1)	2,835	2,848,089
		$14,219,529
Utilities — 0.9%
Alabama Power Co., 2.80%, 12/1/06	1,550	1,543,806
		$1,543,806
Total Corporate Bonds (identified cost $15,752,848)		$15,763,335

Mortgage-Backed Securities — 2.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 2424, Class QG, 6.50%, 11/15/30	$839	$841,193
Federal Home Loan Mortgage Corp., Series 2845, Class QB, 5.00%, 9/15/19	3,840	3,826,805
Total Mortgage-Backed Securities (identified cost, $4,655,884)		$4,667,998

Preferred Stocks — 3.4%

Security	Shares	Value
Financial Services — 3.1%
Citigroup Capital VII, 7.125%, 7/31/31 (3)	60,000	$1,500,756
JP Morgan Chase Capital IX, 7.50, 2/15/31 (3)	69,000	1,733,051
Morgan Stanley Capital II, 7.25%, 7/31/31 (3)	80,000	2,000,584
		$5,234,391
Telecommunication Services — 0.3%
AT&T, Inc., 7.00%, 6/01/41 (3)	20,000	500,036
		$500,036
Total Preferred Stocks (identified cost $5,725,012)		$5,734,427

2

U.S. Government Obligations — 12.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 4.125%, 11/15/06	$3,000	$2,995,350
Federal Home Loan Bank, 4.20%, 11/5/08	2,000	1,967,388
Federal Home Loan Bank, 4.56%, 7/25/08 (1)	2,000	1,989,428
Federal Home Loan Bank, 4.75%, 2/16/07	5,000	4,990,395
Federal Home Loan Bank, 5.75%, 10/15/07	1,070	1,076,629
FHLMC, 4.80%, 2/23/07	3,000	2,994,279
FNMA, 2.625%, 10/23/06	1,000	998,423
FNMA, 4.15%, 7/13/07	3,000	2,976,189
Total U.S. Government Obligations (identified cost, $20,073,672)		$19,988,081

U.S. Treasury Obligations — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
US Treasury Inflation Index Note, 3.375%, 1/15/07	$1,926	$1,910,012
US Treasury Note, 3.375%, 2/28/07	1,500	1,490,160
Total U.S. Treasury Obligations (identified cost, $3,428,243)		$3,400,172

Time Deposit — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$114	$114,000
Total Time Deposit (at amortized cost, $114,000)		$114,000
Total Investments — 100.7% (identified cost $167,634,141)		$167,583,656
Other Assets, Less Liabilities — (0.7)%		$(1,239,244)
Net Assets — 100.0%		$166,344,412

AMXCA	—	American Express Credit Account Master Trust
BALL	—	Bank of America Large Loan Trust
BOIT	—	Bank One Issuance Trust
CARAT	—	Capital Auto Receivables Asset Trust
CCCIT	—	Citibank Credit Card Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
ECN	—	Extendible Commercial Note

3

FFCB	—	Federal Farm Credit Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
JPMCC	—	JP Morgan Chase Commercial Mortgage Security
MBNAS	—	MBNA Credit Card Master Note Trust
(1)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2006.
(2)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$167,634,141
Gross unrealized appreciation	$79,485
Gross unrealized depreciation	(129,970)
Net unrealized depreciation	$(50,485)

4

Eaton Vance Institutional Short Term Treasury Fund as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 51.1%

	Principal
	Amount
Security	(000’s omitted)	Value
US Treasury Bill, 0.00%, 10/5/06	$125,000	$124,942,500
US Treasury Bill, 0.00%, 10/19/06	200,000	199,524,000
US Treasury Bill, 0.00%, 11/2/06	100,000	99,582,000
US Treasury Bill, 0.00%, 11/24/06	52,000	51,628,720
US Treasury Bill, 0.00%, 12/7/06	160,000	158,574,400
Total U.S. Treasury Obligations (identified cost, $634,341,228)		$634,251,620

Repurchase Agreements — 49.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Merrill Lynch Repurchase Agreement, dated 9/29/06, due 10/2/06, with a maturity value of $304,126,667 and an effective yield of 5.00%, collaterized by U.S. Treasury Obligations with rates ranging from 0.00% to 6.50%, with maturity dates ranging from 10/15/06 to 1/15/11 and with an aggregate market value of $310,080,048.	$304,000	$304,000,000
Morgan Stanley Repurchase Agreement, dated 9/29/06, due 10/2/06, with a maturity value of $304,575,390 and an effective yield of 5.10%, collaterized by U.S. Treasury Obligations with rates ranging from 0.00% to 6.625%, with maturity dates ranging from 10/12/06 to 8/31/11 and with an aggregate market value of $308,020,981.	304,446	304,446,000
Total Repurchase Agreements (identified cost $608,446,000)		$608,446,000
Total Investments — 100.1% (identified cost $1,242,787,228)		$1,242,697,620
Other Assets, Less Liabilities — (0.1)%		$(770,988)
Net Assets — 100.0%		$1,241,926,632

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,242,787,228
Gross unrealized appreciation	$50,218
Gross unrealized depreciation	(139,826)
Net unrealized depreciation	$(89,608)

1

Eaton Vance Large-Cap Value Fund as of September 30, 2006 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $3,505,297,093, and the Fund owned approximately 97.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio                                                                                                          as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	600,000	$43,002,000
Northrop Grumman Corp.	625,000	42,543,750
		$85,545,750
Auto Components — 0.5%
BorgWarner, Inc.	325,000	18,580,250
		$18,580,250
Capital Markets — 4.2%
Goldman Sachs Group, Inc.	400,000	67,668,000
Lehman Brothers Holdings, Inc.	425,000	31,390,500
Merrill Lynch & Co., Inc.	650,000	50,843,000
		$149,901,500
Chemicals — 1.5%
Air Products and Chemicals, Inc.	425,000	28,207,250
Du Pont (E.I.) de Nemours Co.	575,000	24,633,000
		$52,840,250
Commercial Banks — 4.8%
US Bancorp	1,100,000	36,542,000
Wachovia Corp. (1)	1,300,000	72,540,000
Wells Fargo and Co.	1,750,000	63,315,000
		$172,397,000
Communications Equipment — 1.1%
Nokia Oyj ADR (1)	2,000,000	39,380,000
		$39,380,000
Computer Peripherals — 4.4%
Hewlett-Packard Co.	1,950,000	71,545,500
International Business Machines Corp.	800,000	65,552,000
NCR Corp. (2)	500,000	19,740,000
		$156,837,500
Diversified Financial Services — 7.2%
Bank of America Corp.	1,650,000	88,390,500
Citigroup, Inc.	1,750,000	86,922,500
JPMorgan Chase & Co. (1)	1,750,000	82,180,000
		$257,493,000
Diversified Telecommunication Services — 4.5%
At&T, Inc. (1)	2,250,000	73,260,000
Verizon Communications, Inc.	2,400,000	89,112,000
		$162,372,000

1

Electric Utilities — 4.5%
Exelon Corp.	1,000,000	$60,540,000
FPL Group, Inc. (1)	1,000,000	45,000,000
Mirant Corp. (2)	750,000	20,482,500
Southern Co. (The)	1,000,000	34,460,000
		$160,482,500
Food & Staples Retailing — 2.8%
Safeway, Inc. (1)	1,150,000	34,902,500
Wal-Mart Stores, Inc. (1)	1,300,000	64,116,000
		$99,018,500
Food Products — 1.9%
Nestle SA	200,000	69,495,107
		$69,495,107
Hotels, Restaurants & Leisure — 2.2%
Harrah’s Entertainment, Inc.	350,000	23,250,500
McDonald’s Corp.	1,400,000	54,768,000
		$78,018,500
Household Products — 0.9%
Kimberly-Clark Corp.	500,000	32,680,000
		$32,680,000
Independent Power Producers & Energy Traders — 2.1%
TXU Corp.	1,200,000	75,024,000
		$75,024,000
Industrial Conglomerates — 0.8%
General Electric Co.	800,000	28,240,000
		$28,240,000
Insurance — 9.3%
American International Group, Inc.	1,050,000	69,573,000
AON Corp. (1)	1,050,000	35,563,500
Hartford Financial Services Group, Inc., (The)	600,000	52,050,000
Lincoln National Corp. (1)	800,000	49,664,000
Prudential Financial, Inc.	500,000	38,125,000
St. Paul Travelers Cos., Inc. (The)	1,450,000	67,990,500
W. R. Berkley Corp. (1)	600,000	21,234,000
		$334,200,000
Machinery — 2.4%
Deere & Co.	700,000	58,737,000
Parker Hannifin Corp.	350,000	27,205,500
		$85,942,500
Media — 2.6%
Time Warner, Inc.	3,100,000	56,513,000
Walt Disney Co.	1,175,000	36,319,250
		$92,832,250

2

Metals & Mining — 2.2%
Alcoa, Inc.	900,000	$25,236,000
Nucor Corp.	425,000	21,033,250
Phelps Dodge Corp.	400,000	33,880,000
		$80,149,250
Multiline Retail — 1.3%
Federated Department Stores, Inc.	1,100,000	47,531,000
		$47,531,000
Oil, Gas & Consumable Fuels — 11.9%
Apache Corp.	625,000	39,500,000
Chevron Corp.	800,000	51,888,000
ConocoPhillips	1,200,000	71,436,000
Exxon Mobil Corp.	1,300,000	87,230,000
Marathon Oil Corp.	800,000	61,520,000
Occidental Petroleum Corp.	1,500,000	72,165,000
Valero Energy Corp.	850,000	43,749,500
		$427,488,500
Pharmaceuticals — 7.9%
Abbott Laboratories	1,150,000	55,844,000
Eli Lilly & Co. (1)	900,000	51,300,000
Johnson & Johnson	1,000,000	64,940,000
Merck & Co., Inc.	650,000	27,235,000
Wyeth	1,650,000	83,886,000
		$283,205,000
Real Estate Investment Trusts (REITs) — 3.0%
Avalonbay Communities, Inc.	300,000	36,120,000
Host Hotels & Resorts, Inc.	1,100,000	25,223,000
Simon Property Group, Inc.	500,000	45,310,000
		$106,653,000
Road & Rail — 2.1%
Burlington Northern Santa Fe Corp.	1,025,000	75,276,000
		$75,276,000
Software — 0.6%
Oracle Corp. (2)	1,250,000	22,175,000
		$22,175,000
Specialty Retail — 1.1%
Bed Bath & Beyond, Inc. (2)	1,050,000	40,173,000
		$40,173,000
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	250,000	21,905,000
		$21,905,000
Thrifts & Mortgage Finance — 2.4%
Countrywide Financial Corp.	1,250,000	43,800,000
Washington Mutual, Inc.	1,000,000	43,470,000
		$87,270,000

3

Tobacco — 2.3%
Altria Group, Inc.	1,100,000	$84,205,000
		$84,205,000
Wireless Telecommunication Services — 0.9%
Alltel Corp.	550,000	$30,525,000
		$30,525,000
Total Common Stocks (identified cost $2,937,304,603)		$3,457,836,357

Short-Term Investments — 7.7%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, 10/2/06 (3)	121,310,262	$121,310,262

	Principal
	Amount
Security	(000’s omitted)	Value
BNP Paribas Time Deposit, 5.35%, 10/2/06	$154,794	$154,794,000
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $277,604,262)		$277,604,262
Total Investments — 104.1% (identified cost $3,214,908,865)		$3,735,440,619
Other Assets, Less Liabilities — (4.1)%		$(148,022,843)
Net Assets — 100.0%		$3,587,417,776

(1)	All or a portion of these securities were on loan at September 30, 2006.
(2)	Non-income producing security.
(3)

As of September 30, 2006, the Portfolio loaned securities having a market value of $117,335,168 and received $121,310,262 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,215,498,191
Gross unrealized appreciation	$525,909,991
Gross unrealized depreciation	(5,967,563)
Net unrealized appreciation	$519,942,428

The net unrealized depreciation on foreign currency at September 30, 2006 was $3,734.

4

Eaton Vance Large-Cap Growth Fund as of September 30, 2006 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $45,741,410 and the Fund owned approximately 92.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Growth Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 7.3%
Boeing Co.	8,000	$630,800
General Dynamics Corp.	15,100	1,082,217
Rockwell Collins, Inc.	14,500	795,180
United Technologies Corp.	16,900	1,070,615
		$3,578,812
Air Freight & Logistics — 0.8%
FedEx Corp.	3,600	391,248
		$391,248
Beverages — 2.6%
Coca-Cola Co. (The)	10,400	464,672
PepsiCo, Inc.	12,850	838,591
		$1,303,263
Biotechnology — 4.4%
Amgen, Inc. (1)	10,500	751,065
Biogen Idec, Inc. (1)	17,100	764,028
Gilead Sciences, Inc. (1)	9,600	659,520
		$2,174,613
Capital Markets — 3.9%
Charles Schwab Corp. (The)	26,600	476,140
Franklin Resources, Inc.	4,300	454,725
Goldman Sachs Group, Inc.	3,200	541,344
State Street Corp.	7,000	436,800
		$1,909,009
Chemicals — 1.8%
Ecolab, Inc.	9,000	385,380
EI Du Pont de Nemours & Co.	12,300	526,932
		$912,312
Communications Equipment — 6.1%
Cisco Systems, Inc. (1)	45,200	1,039,600
Corning, Inc. (1)	31,100	759,151
QUALCOMM, Inc.	17,700	643,395
Tellabs, Inc. (1)	53,400	585,264
		$3,027,410
Computer Peripherals — 2.8%
Hewlett-Packard Co.	20,500	752,145
Sun Microsystems, Inc. (1)	128,000	636,160
		$1,388,305

1

Consumer Finance — 1.0%
American Express Co.	8,800	$493,504
		$493,504
Diversified Financial Services — 4.0%
Citigroup, Inc.	18,900	938,763
JPMorgan Chase & Co.	10,700	502,472
Moody’s Corp.	8,400	549,192
		$1,990,427
Electrical Equipment — 1.5%
Emerson Electric Co.	8,600	721,196
		$721,196
Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc. (1)	17,000	555,730
		$555,730
Energy Equipment & Services — 0.6%
Halliburton Co.	10,400	295,880
		$295,880
Food & Staples Retailing — 3.7%
Safeway, Inc.	18,000	546,300
Walgreen Co.	12,600	559,314
Wal-Mart Stores, Inc.	14,200	700,344
		$1,805,958
Food Products — 2.5%
Nestle SA (2)	2,300	799,194
Wm. Wrigley Jr. Co. (3)	9,200	423,752
		$1,222,946
Health Care Providers & Services — 2.5%
Caremark Rx, Inc.	14,200	804,714
UnitedHealth Group, Inc.	8,900	437,880
		$1,242,594
Healthcare Equipment & Supplies — 1.3%
Medtronic, Inc. (3)	13,300	617,652
		$617,652
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	18,400	710,976
		$710,976
Household Products — 4.0%
Colgate-Palmolive Co.	15,000	931,500
Procter & Gamble Co.	16,468	1,020,687
		$1,952,187

2

Industrial Conglomerates — 2.8%
3M Co.	6,900	$513,498
General Electric Co.	23,900	843,670
		$1,357,168
Internet Software & Services — 2.5%
Google, Inc., Class A (1)	1,600	643,040
Yahoo!, Inc. (1)	22,500	568,800
		$1,211,840
IT Services — 2.1%
MoneyGram International, Inc.	15,900	462,054
Paychex, Inc.	16,000	589,600
		$1,051,654
Machinery — 1.0%
Danaher Corp.	7,500	515,025
		$515,025
Media — 6.9%
Clear Channel Outdoor Holdings, Inc., Class A (1)	22,000	448,800
Comcast Corp., Class A (1)	28,500	1,050,225
McGraw-Hill Companies, Inc., (The)	12,100	702,163
Time Warner, Inc.	32,700	596,121
Walt Disney Co., (The)	20,200	624,382
		$3,421,691
Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	6,100	324,886
Inco, Ltd. (2)	5,900	449,993
		$774,879
Multiline Retail — 3.3%
Federated Department Stores, Inc.	14,000	604,940
Nordstrom, Inc.	13,500	571,050
Sears Holdings Corp. (1)	2,900	458,461
		$1,634,451
Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips	6,500	386,945
Exxon Mobil Corp.	9,210	617,991
		$1,004,936
Pharmaceuticals — 10.1%
Abbott Laboratories	13,000	631,280
Allergan, Inc.	6,500	731,965
Endo Pharmaceuticals Holdings, Inc. (1)	18,800	611,940
Johnson & Johnson	12,700	824,738
Novartis AG ADR	12,500	730,500

3

Roche Holdings, Ltd. ADR	6,400	$551,729
Wyeth Corp.	17,300	879,532
		$4,961,684
Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	33,000	678,810
Linear Technology Corp.	17,300	538,376
Marvell Technology Group, Ltd. (1)	34,000	658,580
Texas Instruments, Inc.	15,500	515,375
		$2,391,141
Software — 5.0%
Autodesk, Inc. (1)	11,600	403,448
Microsoft Corp.	35,420	968,028
Oracle Corp. (1)	39,500	700,730
SAP AG ADR (3)	8,200	405,900
		$2,478,106
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	5,700	499,434
		$499,434
Total Common Stocks (identified cost $39,761,443)		$47,596,031

Short-Term Investments — 8.2%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31% (4)	1,482	$1,482,228

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	924	$924,000
Societe Generale Time Deposit, 5.35%, 10/2/06	1,660	1,660,000
Total Short-Term Investments (at amortized cost, $4,066,228)		$4,066,228
Total Investments — 104.6% (identified cost $43,827,671)		$51,662,259
Other Assets, Less Liabilities — (4.6)%		$(2,294,817)
Net Assets — 100.0%		$49,367,442

4

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at September 30, 2006.
(4)

As of September 30, 2006, the Portfolio loaned securities having a market value of $1,435,990 and received $1,482,228 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$43,827,671
Gross unrealized appreciation	$8,114,420
Gross unrealized depreciation	(279,832)
Net unrealized appreciation	$7,834,588

5

Eaton Vance Real Estate Fund                                                                                                  as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Diversified REITs — 7.2%
Vornado Realty Trust	375	$40,875
		$40,875
Hotels & Resorts — 8.2%
Host Hotels & Resorts, Inc.	750	17,198
Marriott International, Inc., Class A	500	19,320
Starwood Hotels & Resorts Worldwide, Inc.	175	10,008
		$46,526
Industrial REITs — 7.3%
AMB Property Corp.	200	11,022
Eastgroup Properties, Inc.	125	6,232
ProLogis	425	24,251
		$41,505
Office REITs — 17.9%
Boston Properties, Inc.	300	31,002
Duke Realty Corp.	275	10,271
Equity Office Properties Trust	625	24,850
Liberty Property Trust, Inc.	125	5,974
Mack-Cali Realty Corp.	100	5,180
Reckson Associates Realty Corp.	150	6,420
SL Green Realty Corp.	100	11,170
Trizec Properties, Inc.	250	7,227
		$102,094
Residential REITs — 22.4%
American Campus Communities, Inc.	150	3,826
Archstone-Smith Trust	375	20,415
AvalonBay Communities, Inc.	300	36,120
BRE Properties, Inc.	100	5,973
Camden Property Trust	100	7,601
Equity Lifestyle Properties, Inc.	100	4,571
Equity Residential	725	36,671
Essex Property Trust, Inc.	75	9,105
Post Properties, Inc.	75	3,564
		$127,846
Shopping Center REITs — 14.1%
Acadia Realty Trust	300	7,650
Developers Diversified Realty Corp.	225	12,546
Federal Realty Investment Trust	150	11,145
Kimco Realty Corp.	500	21,435

1

Pan Pacific Retail Properties, Inc.	75	$5,206
Regency Centers Corp.	325	22,347
		$80,329
Mall REITs — 16.5%
CBL and Associates Properties, Inc.	100	4,191
General Growth Properties, Inc.	400	19,060
Macerich Company (The)	125	9,545
Simon Property Group, Inc.	575	52,107
Taubman Centers, Inc.	200	8,884
		$93,787
Storage REITs — 5.5%
Extra Space Storage, Inc.	200	3,462
Public Storage, Inc.	325	27,947
		$31,409
Total Common Stocks (identified cost $514,022)		$564,371
Total Investments — 99.1% (identified cost $514,022)		$564,371
Other Assets, Less Liabilities — 0.9%		$4,899
Net Assets — 100.0%		$569,270

REIT	—	Real Estate Investment Trust

The Portfolio did not have any open financial instruments at September 30, 2006

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$514,022
Gross unrealized appreciation	$50,362
Gross unrealized depreciation	$(13)
Net unrealized appreciation	$50,349

2

Eaton Vance Small-Cap Growth Fund as of September 30, 2006 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $11,804,650 and the Fund owned approximately 50.1% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Air Freight & Logistics — 1.3%
Hub Group, Inc., Class A (1)	13,200	$300,696
		$300,696
Biotechnology — 1.1%
Martek Biosciences Corp. (1)	12,500	268,875
		$268,875
Capital Markets — 3.7%
Affiliated Managers Group, Inc. (1)	2,600	260,286
Greenhill & Co., Inc.	6,400	428,928
Lazard, Ltd., Class A	4,440	177,511
		$866,725
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	8,890	351,511
Scotts Miracle-Gro Co., Class A	7,070	314,544
		$666,055
Commercial Services & Supplies — 3.3%
FTI Consulting, Inc. (1)	15,300	383,418
Knoll, Inc.	20,000	404,000
		$787,418
Communications Equipment — 1.5%
3Com Corp. (1)	80,500	355,005
		$355,005
Construction & Engineering — 0.8%
Foster Wheeler, Ltd. (1)	4,820	186,004
		$186,004
Consumer Finance — 0.8%
Student Loan Corp., (The)	1,000	192,180
		$192,180
Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	12,800	272,256
		$272,256
Electrical Equipment — 0.9%
AMETEK, Inc.	5,000	217,750
		$217,750
Electronic Equipment & Instruments — 4.6%
Avnet, Inc. (1)	17,900	351,198
FLIR Systems, Inc. (1)	16,000	434,560

1

Paxar Corp. (1)	6,000	$119,880
Tektronix, Inc.	6,210	179,655
		$1,085,293
Energy Equipment & Services — 2.8%
Dresser-Rand Group, Inc. (1)	16,450	335,580
Dril-Quip, Inc. (1)	4,800	324,864
		$660,444
Food Products — 1.5%
Hain Celestial Group, Inc., (The) (1)	13,450	343,782
		$343,782
Health Care Equipment & Supplies — 11.5%
Analogic Corp.	7,980	409,534
Cooper Cos., Inc., (The)	7,450	398,575
DJO, Inc. (1)	6,600	274,098
IDEXX Laboratories, Inc. (1)	2,320	211,445
Respironics, Inc. (1)	10,800	416,988
Sirona Dental Systems, Inc.	9,640	317,445
West Pharmaceutical Services, Inc.	7,500	294,525
Wright Medical Group, Inc. (1)	15,400	373,450
		$2,696,060
Health Care Providers & Services — 3.0%
Chemed Corp.	9,400	303,244
Community Health Systems, Inc. (1)	5,600	209,160
VCA Antech, Inc. (1)	5,300	191,118
		$703,522
Hotels, Restaurants & Leisure — 1.2%
Penn National Gaming, Inc. (1)	7,900	288,508
		$288,508
Household Durables — 4.4%
Jarden Corp. (1)	20,000	659,400
Tupperware Brands Corp.	19,790	385,113
		$1,044,513
Household Products — 1.6%
Church and Dwight Co., Inc.	9,650	377,411
		$377,411
Insurance — 5.0%
First American Corp.	8,300	351,422
Philadelphia Consolidated Holding Corp. (1)	5,200	206,856
RLI Corp.	7,400	375,846
United Fire and Casualty Co.	8,073	252,685
		$1,186,809

2

IT Services — 3.2%
Euronet Worldwide, Inc. (1)	7,400	$181,670
MoneyGram International, Inc.	19,605	569,721
		$751,391
Machinery — 2.8%
Joy Global, Inc.	7,000	263,270
RBC Bearings, Inc. (1)	16,800	405,720
		$668,990
Media — 3.2%
Arbitron, Inc.	3,050	112,880
Central European Media Enterprises, Ltd. (1)	6,100	409,005
Playboy Enterprises, Inc. (1)	24,300	228,663
		$750,548
Metals & Mining — 1.1%
Cambior, Inc. (1)	41,850	147,731
Meridian Gold, Inc. (1)	4,400	109,384
		$257,115
Multiline Retail — 1.4%
Big Lots, Inc. (1)	16,030	317,554
		$317,554
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	14,000	202,160
		$202,160
Oil, Gas & Consumable Fuels — 5.3%
Denbury Resources, Inc. (1)	14,800	427,720
Foundation Coal Holdings, Inc.	10,500	339,885
Parallel Petroleum Corp. (1)	18,400	369,104
Range Resources Corp.	4,640	117,114
		$1,253,823
Personal Products — 1.5%
Playtex Products, Inc. (1)	26,450	354,430
		$354,430
Pharmaceuticals — 0.7%
Shire Pharmaceuticals Group PLC ADR	3,400	167,926
		$167,926
Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	14,475	369,113
Essex Property Trust, Inc.	3,900	473,460
		$842,573

3

Road & Rail — 3.1%
Kansas City Southern (1)	14,700	$401,457
Landstar System, Inc.	7,750	330,925
		$732,382
Semiconductors & Semiconductor Equipment — 1.9%
Intersil Corp., Class A	7,100	174,305
Teradyne, Inc. (1)	20,000	263,200
		$437,505
Software — 4.7%
I2 Technologies, Inc. (1)	7,195	134,762
Parametric Technology Corp. (1)	26,500	462,690
Sybase, Inc. (1)	21,200	513,888
		$1,111,340
Specialty Retail — 2.5%
Men’s Wearhouse, Inc., (The)	8,700	323,727
Stage Stores, Inc.	9,100	266,994
		$590,721
Thrifts & Mortgage Finance — 1.3%
PFF Bancorp, Inc.	4,300	159,272
WSFS Financial Corp.	2,500	155,475
		$314,747
Trading Companies & Distributors — 2.9%
GATX Corp.	8,300	343,371
Kaman Corp.	18,765	337,958
		$681,329
Wireless Telecommunication Services — 1.6%
NII Holdings, Inc. (1)	5,950	369,852
		$369,852
Total Common Stocks (identified cost $19,856,743)		$22,303,692

4

Short-Term Investments — 4.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$473	$473,000
Societe Generale Time Deposit, 5.35%, 10/2/06	688	688,000
Total Short-Term Investments (at amortized cost, $1,161,000)		$1,161,000
Total Investments — 99.6% (identified cost $21,017,743)		$23,464,692
Other Assets, Less Liabilities — 0.4%		$83,260
Net Assets — 100.0%		$23,547,952

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$21,035,454
Gross unrealized appreciation	$3,153,821
Gross unrealized depreciation	(724,583)
Net unrealized appreciation	$2,429,238

5

Eaton Vance Small-Cap Value Fund                                                                                        as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.1%
K&F Industries Holdings, Inc. (1)	12,700	$238,506
		$238,506
Auto Components — 1.5%
BorgWarner, Inc.	5,700	325,869
		$325,869
Chemicals — 3.0%
RPM, Inc.	34,000	645,660
		$645,660
Commercial Banks — 7.2%
Boston Private Financial Holdings, Inc.	4,000	111,520
First Midwest Bancorp, Inc.	8,600	325,854
Hanmi Financial Corp.	10,700	209,720
Provident Bankshares Corp.	8,400	311,220
UCBH Holdings, Inc.	12,100	211,266
Umpqua Holdings Corp.	12,700	363,220
		$1,532,800
Communications Equipment — 2.0%
Bel Fuse, Inc. Class B	13,500	433,215
		$433,215
Construction & Engineering — 1.0%
Granite Construction, Inc.	4,000	213,400
		$213,400
Containers & Packaging — 3.0%
AptarGroup, Inc.	12,500	636,000
		$636,000
Electrical Equipment — 5.0%
A.O. Smith Corp.	9,900	390,357
Belden, Inc.	17,600	672,848
		$1,063,205
Electronic Equipment & Instruments — 2.3%
Technitrol, Inc.	16,700	498,495
		$498,495
Energy Equipment & Services — 9.0%
Bristow Group, Inc. (1)	14,300	491,920
Grey Wolf, Inc. (1)	51,200	342,016
Lone Star Technologies, Inc. (1)	4,200	203,196

1

Maverick Tube Corp. (1)	6,700	$434,361
NS Group Inc. (1)	4,300	277,565
Pioneer Drilling Co. (1)	13,600	174,624
		$1,923,682
Food & Staples Retailing — 3.5%
BJ’s Wholesale Club, Inc. (1)	14,000	408,520
Performance Food Group Co. (1)	12,000	337,080
		$745,600
Food Products — 0.8%
Chiquita Brands International, Inc.	12,500	167,250
		$167,250
Gas Utilities — 5.7%
Piedmont Natural Gas Co., Inc.	27,000	683,370
Questar Corp.	6,700	547,859
		$1,231,229
Health Care Equipment & Supplies — 5.7%
CONMED Corp. (1)	17,900	377,869
PolyMedica Corp.	10,300	440,943
West Pharmaceutical Services, Inc.	10,200	400,554
		$1,219,366
Health Care Providers & Services — 2.9%
Owens & Minor, Inc.	19,000	624,910
		$624,910
Hotels, Restaurants & Leisure — 1.9%
Applebee’s International, Inc.	8,500	182,835
CBRL Group, Inc.	5,400	218,322
		$401,157
Household Durables — 1.9%
Tupperware Corp.	21,300	414,498
		$414,498
Household Products — 3.2%
Church & Dwight Co., Inc.	17,500	684,425
		$684,425
Industrial Conglomerates — 2.6%
Teleflex, Inc.	10,000	556,400
		$556,400
Insurance — 4.3%
IPC Holdings Ltd.	11,700	355,914
Protective Life Corp.	12,500	571,875
		$927,789

2

Leisure Equipment & Products — 1.9%
RC2 Corp. (1)	12,000	$402,360
		$402,360
Machinery — 4.0%
Albany International Corp.	16,500	525,030
CLARCOR, Inc.	11,100	338,439
		$863,469
Oil, Gas & Consumable Fuels — 4.6%
Cimarex Energy Co.	8,100	285,039
Helix Energy Solutions Group, Inc. (1)	3,400	113,560
Newfield Exploration Co. (1)	8,800	339,152
OMI Corp.	11,300	245,323
		$983,074
Personal Products — 2.8%
Chattem, Inc. (1)	6,600	231,792
Prestige Brands Holdings, Inc. (1)	33,300	370,962
		$602,754
Real Estate Investment Trusts (REITs) — 5.4%
Highland Hospitality Corp.	17,000	243,610
Senior Housing Properties Trust	17,000	362,780
Strategic Hotels & Resorts, Inc.	10,100	200,788
Sunstone Hotel Investors, Inc.	11,700	347,724
		$1,154,902
Road & Rail — 2.7%
Arkansas Best Corp.	9,500	408,785
YRC Worldwide Inc. (1)	4,500	166,680
		$575,465
Semiconductors & Semiconductor Equipment — 1.4%
ON Semiconductor Corp. (1)	50,900	299,292
		$299,292
Specialty Retail — 3.7%
Claire’s Stores, Inc.	17,100	498,636
Stage Stores, Inc.	9,700	284,598
		$783,234
Total Common Stocks (identified cost $16,471,884)		$20,148,006

3

Total Investments — 94.1% (identified cost $16,471,884)	$20,148,006
Other Assets, Less Liabilities — 5.9%	$1,265,937
Net Assets — 100.0%	$21,413,943

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,474,036
Gross unrealized appreciation	$3,978,576
Gross unrealized depreciation	(304,606)
Net unrealized appreciation	$3,673,970

4

Eaton Vance Special Equities Fund  as of September 30, 2006 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $41,817,887 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Special Equities Portfolio                                                                                                           as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 0.6%
Teledyne Technologies, Inc. (1)	5,800	$229,680
		$229,680
Air Freight & Logistics — 1.3%
Hub Group, Inc., Class A (1)	23,120	526,674
		$526,674
Biotechnology — 1.1%
Martek Biosciences Corp. (1)	22,225	478,060
		$478,060
Capital Markets — 3.5%
Affiliated Managers Group, Inc. (1)	4,100	410,451
Greenhill & Co., Inc.	11,100	743,922
Lazard, Ltd., Class A	7,940	317,441
		$1,471,814
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	15,820	625,523
Scotts Miracle-Gro Co., Class A	12,580	559,684
		$1,185,207
Commercial Services & Supplies — 3.3%
FTI Consulting, Inc. (1)	27,150	680,379
Knoll, Inc.	33,630	679,326
		$1,359,705
Communications Equipment — 1.4%
3Com Corp. (1)	132,300	583,443
		$583,443
Construction & Engineering — 0.8%
Foster Wheeler, Ltd. (1)	8,600	331,874
		$331,874
Consumer Finance — 1.4%
Student Loan Corp.	3,050	586,149
		$586,149
Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	23,900	508,353
		$508,353
Electrical Equipment — 1.0%
AMETEK, Inc.	9,400	409,370
		$409,370

1

Electronic Equipment & Instruments — 5.8%
Avnet, Inc. (1)	31,833	$624,563
FLIR Systems, Inc. (1)	28,300	768,628
Paxar Corp. (1)	10,600	211,788
Tektronix, Inc.	7,400	214,082
Zygo Corp. (1)	48,300	615,825
		$2,434,886
Energy Equipment & Services — 1.1%
Dresser-Rand Group, Inc. (1)	23,149	472,240
		$472,240
Food Products — 1.4%
Hain Celestial Group, Inc., (The) (1)	23,690	605,516
		$605,516
Health Care Equipment & Supplies — 11.2%
Analogic Corp.	14,156	726,486
Cooper Cos., Inc.	13,400	716,900
DJ Orthopedics, Inc. (1)	12,600	523,278
IDEXX Laboratories, Inc. (1)	4,095	373,218
Respironics, Inc. (1)	17,900	691,119
Sirona Dental Systems, Inc.	17,200	566,396
West Pharmaceutical Services, Inc.	13,300	522,291
Wright Medical Group, Inc. (1)	23,150	561,387
		$4,681,075
Health Care Providers & Services — 3.0%
Chemed Corp.	16,690	538,419
Community Health Systems, Inc. (1)	10,400	388,440
VCA Antech, Inc. (1)	9,350	337,161
		$1,264,020
Hotels, Restaurants & Leisure — 1.2%
Penn National Gaming, Inc. (1)	13,294	485,497
		$485,497
Household Durables — 4.3%
Jarden Corp. (1)	34,200	1,127,574
Tupperware Brands Corp.	35,090	682,851
		$1,810,425
Household Products — 1.6%
Church and Dwight Co., Inc.	17,200	672,692
		$672,692
Insurance — 5.0%
First American Corp.	14,931	632,179
Philadelphia Consolidated Holding Corp. (1)	9,900	393,822
RLI Corp.	13,450	683,125
United Fire and Casualty Co.	12,121	379,387
		$2,088,513

2

Internet Software & Services — 1.6%
VeriSign, Inc. (1)	33,450	$675,690
		$675,690
IT Services — 2.9%
Euronet Worldwide, Inc. (1)	16,800	412,440
MoneyGram International, Inc.	27,100	787,526
		$1,199,966
Machinery — 2.9%
Joy Global, Inc.	12,975	487,990
RBC Bearings, Inc. (1)	29,979	723,993
		$1,211,983
Media — 3.2%
Arbitron, Inc.	5,450	201,704
Central European Media Enterprises, Ltd. (1)	10,900	730,845
Playboy Enterprises, Inc. (1)	43,500	409,335
		$1,341,884
Metals & Mining — 1.0%
Cambior, Inc. (1)	60,500	213,565
Meridian Gold, Inc. (1)	7,750	192,665
		$406,230
Multiline Retail — 1.3%
Big Lots, Inc. (1)	28,375	562,109
		$562,109
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	27,000	389,880
		$389,880
Oil, Gas & Consumable Fuels — 5.4%
Denbury Resources, Inc. (1)	26,850	775,965
Foundation Coal Holdings, Inc.	19,350	626,360
Parallel Petroleum Corp. (1)	32,200	645,932
Range Resources Corp.	8,290	209,240
		$2,257,497
Personal Products — 1.5%
Playtex Products, Inc. (1)	47,300	633,820
		$633,820
Pharmaceuticals — 0.7%
Shire Pharmaceuticals Group PLC ADR	6,040	298,316
		$298,316
Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	25,560	651,780
Essex Property Trust, Inc.	6,420	779,388
		$1,431,168

3

Road & Rail — 3.1%
Kansas City Southern (1)	25,800	$704,598
Landstar System, Inc.	13,800	589,260
		$1,293,858
Semiconductors & Semiconductor Equipment — 1.9%
Intersil Corp., Class A	12,680	311,294
Teradyne, Inc. (1)	35,200	463,232
		$774,526
Software — 4.7%
i2 Technologies, Inc. (1)	12,800	239,744
Parametric Technology Corp. (1)	46,450	811,017
Sybase, Inc. (1)	37,200	901,728
		$1,952,489
Specialty Retail — 2.4%
Men’s Warehouse, Inc.	13,625	506,986
Stage Stores, Inc.	16,200	475,308
		$982,294
Thrifts & Mortgage Finance — 1.2%
PFF Bancorp, Inc.	6,700	248,168
WSFS Financial Corp.	3,900	242,541
		$490,709
Trading Companies & Distributors — 2.9%
GATX Corp.	14,750	610,208
Kaman Corp.	33,290	599,553
		$1,209,761
Wireless Telecommunication Services — 1.6%
NII Holdings, Inc., Class B (1)	10,750	668,220
		$668,220
Total Common Stocks (identified cost $35,940,964)		$39,965,593

Short-Term Investments — 3.9%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$843	$843,000
Societe Generale Time Deposit, 5.35%, 10/2/06	780	780,000
Total Short-Term Investments (at amortized cost, $1,623,000)		$1,623,000
Total Investments — 99.5% (identified cost $37,563,964)		$41,588,593
Other Assets, Less Liabilities — 0.5%		$229,319
Net Assets — 100.0%		$41,817,912

4

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,584,012
Gross unrealized appreciation	$5,411,312
Gross unrealized depreciation	(1,406,731)
Net unrealized appreciation	$4,004,581

5

Eaton Vance Utilities Fund as of September 30, 2006 (Unaudited)

Eaton Vance Utilities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Utilities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2006, the value of the Fund’s investment in the Portfolio was $1,188,631,974 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Utilities Portfolio                                                                                                                          as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Broadcasting and Cable — 2.6%
Inmarsat PLC	1,200,000	$8,519,168
Rogers Communications, Inc., Class B (1)	400,000	21,948,000
		$30,467,168
Chemicals — 0.0%
Arkema ADR (2)	1,249	58,873
		$58,873
Electric Utilities — 41.6%
AES Corp. (2)	650,000	13,253,500
Allegheny Energy, Inc. (2)	592,900	23,816,793
ALLETE, Inc. (1)	316,666	13,759,138
BKW FMB Energie AG	30,000	2,923,162
E.ON AG ADR (1)	360,000	14,281,200
Edison International	600,000	24,984,000
Endesa SA ADR (1)	451,000	19,212,600
Entergy Corp.	350,000	27,380,500
Exelon Corp.	461,250	27,924,075
FirstEnergy Corp.	500,000	27,930,000
Fortis, Inc.	200,000	4,381,302
Fortum Oyj	800,000	21,299,763
FPL Group, Inc. (1)	381,860	17,183,700
International Power PLC ADR (1)	450,000	26,707,500
ITC Holdings Corp.	150,000	4,680,000
Mirant Corp. (2)	1,000,000	27,310,000
Northeast Utilities	200,000	4,654,000
NorthWestern Corp.	375,000	13,117,500
NRG Energy, Inc. (2)	670,000	30,351,000
Oesterreichische Elektrizitaetswirtschafts AG, Class A	250,000	12,082,464
PG&E Corp. (1)	575,000	23,948,750
PPL Corp. (1)	600,000	19,740,000
Public Power Corp.	65,000	1,562,893
RWE AG	220,000	20,245,019
Scottish and Southern Energy PLC	700,000	17,201,645
Scottish Power PLC	873,015	10,608,726
TXU Corp.	700,000	43,764,000
		$494,303,230
Engineering and Construction — 0.3%
Halliburton Co.	140,000	3,983,000
		$3,983,000
Gas Utilities — 2.1%
AGL Resources, Inc.	50,000	1,825,000
Enbridge, Inc. (1)	50,000	1,614,000

Equitable Resources, Inc.	70,000	$2,448,600
TransCanada Corp. (1)	600,000	18,864,000
		$24,751,600
Integrated Oil — 1.3%
Statoil ASA ADR (1)	500,000	11,910,000
Total SA ADR (1)	50,000	3,297,000
		$15,207,000
Oil and Gas - Exploration and Production — 0.8%
Marathon Oil Corp.	50,000	3,845,000
Southwestern Energy Co. (2)	100,000	2,987,000
Talisman Energy, Inc.	150,000	2,457,000
		$9,289,000
Oil and Gas - Refining and Marketing — 0.9%
Neste Oil Oyj	380,000	11,070,194
		$11,070,194
Telecommunications Services — 21.0%
AT&T, Inc. (1)	1,000,000	32,560,000
BCE, Inc. (1)	352,641	9,553,045
Bell Aliant Regional Communications Income Fund (1)(2)	27,941	875,297
BellSouth Corp.	750,000	32,062,500
BT Group PLC ADR	311,200	15,737,384
Chunghwa Telecom Co., Ltd. ADR (1)	351,400	6,082,734
Embarq Corp.	400,000	19,348,000
Koninklijke (Royal) KPN NV	1,000,000	12,728,503
Qwest Communications International, Inc. (1)(2)	350,000	3,052,000
Telecom Italia SPA	4,000,000	9,616,862
Telefonos de Mexico SA de CV (Telmex) ADR (1)	775,000	19,824,500
Telenor ASA	1,500,000	19,528,095
TELUS Corp. (1)	500,000	27,985,000
Verizon Communications, Inc.	850,000	31,560,500
Windstream Corp.	736,026	9,708,183
		$250,222,603
Utilities - Electric and Gas — 16.9%
Avista Corp.	100,000	2,368,000
CMS Energy Corp. (1)(2)	2,300,000	33,212,000
Constellation Energy Group, Inc.	470,000	27,824,000
Dominion Resources, Inc.	100,000	7,649,000
Duke Energy Corp.	800,000	24,160,000
Dynegy, Inc., Class A (2)	1,700,000	9,418,000
Iberdrola SA	442,000	19,717,022
Kinder Morgan, Inc.	100,000	10,485,000
MDU Resources Group, Inc.	195,000	4,356,300
National Grid PLC	994,772	12,393,391
Public Service Enterprise Group, Inc.	52,668	3,222,755

Sempra Energy	220,000	$11,055,000
Suez SA ADR (1)	350,000	15,487,500
TransAlta Corp. (1)	500,000	10,535,000
Wisconsin Energy Corp.	200,000	8,628,000
		$200,510,968
Water Utilities — 4.2%
Aqua America, Inc. (1)	200,000	4,388,000
Basin Water, Inc. (1)(2)	155,000	1,269,450
Severn Trent PLC	450,000	11,215,071
United Utilities PLC	200,003	2,634,323
Veolia Environment ADR (1)	500,000	30,190,000
		$49,696,844
Wireless Telecommunication Services — 3.5%
Alltel Corp.	325,000	18,037,500
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	89,525
Leap Wireless International, Inc. (1)(2)	250,000	12,122,500
Vodafone Group PLC (ADR) (1)	506,687	11,582,865
		$41,832,390
Total Common Stocks (identified cost $855,015,002)		$1,131,392,870

Convertible Bonds — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10 (2)(3)	$100	$142,625
Total Convertible Bonds (identified cost, $100,000)		$142,625

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (2)	8,205	$1,559
		$1,559
Total Warrants (identified cost $0)		$1,559

Short-Term Investments — 21.6%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, 10/2/06 (4)	198,272,005	$198,272,005

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$1,500	$1,500,000
Prudential Financial, Inc., Commercial Paper, 5.35%, 10/2/06	57,239	57,230,493
Total Short-Term Investments (at amortized cost, $257,002,498)		$257,002,498
Total Investments — 116.8% (identified cost $1,112,117,500)		$1,388,539,552
Other Assets, Less Liabilities — (16.8)%		$(199,907,519)
Net Assets — 100.0%		$1,188,632,033

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at September 30, 2006.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $142,625 or 0.0% of the Portfolio’s net assets.

(4)

As of September 30, 2006, the Portfolio loaned securities having a market value of $190,917,875 and received $198,272,005 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, and affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	87.4%	$1,038,537,757
Canada	8.3%	98,212,645
United Kingdom	7.6%	89,892,573
Spain	3.3%	38,929,622
Finland	2.7%	32,369,957
Norway	2.6%	31,438,095
Germany	1.7%	20,245,019
Netherlands	1.1%	12,728,503
Austria	1.0%	12,082,464
Italy	0.8%	9,616,862
Switzerland	0.2%	2,923,162
Greece	0.1%	1,562,893
	116.8%	$1,388,539,552

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,112,620,500
Gross unrealized appreciation	$280,871,990
Gross unrealized depreciation	(4,952,938)
Net unrealized appreciation	$275,919,052

The net unrealized depreciation on foreign currency at September 30, 2006, was $31,514.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 22, 2006